19. Share-based Compensation (Details - RSU's) - Restricted Stock Units R S U [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Restricted stock units at beginning of year (in shares)	986,019	879,019	215,809
Granted (in shares)	0	107,000	663,460
Forfeited (in shares)	0	0	(250)
Restricted stock units at end of year (in shares)	986,019	986,019	879,019
Weighted Average Grant-Date Fair Value
Restricted stock units at beginning of year (in dollars per share)	$ 34	$ 38	$ 151
Granted (in dollars per share)		3	1
Forfeited (in dollars per share)			185
Restricted stock units at end of year (in dollars per share)	$ 34	$ 34	$ 38